Basis of presentation and significant accounting policies (Details 9) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Changes in financial instruments
Foreign currency exchange contracts (loss)/income (Note 2)	$ (1,321)	$ 107
Discounted cash flow | Contingent payable | Minimum
Changes in financial instruments
Cost of capital (in percentage)	16.00%
Cost of debt (in percentage)	2.50%
Short and medium term growth rates	6.10%
Discounted cash flow | Contingent payable | Maximum
Changes in financial instruments
Cost of capital (in percentage)	19.00%
Cost of debt (in percentage)	3.00%
Short and medium term growth rates	28.60%
Level 2 | Foreign currency exchange contracts | Derivative liability
Changes in financial instruments
Balance at the beginning of the period	$ (411)
Revaluation	1,321	(1,134)
Received from/Paid to the bank (net)	(910)	723
Balance at the end of the period		(411)
Level 2 | Foreign currency exchange contracts | Fixing | Derivative liability
Changes in financial instruments
Balance at the beginning of the period	(304)
Revaluation	1,214	(1,027)
Received from/Paid to the bank (net)	(910)	723
Balance at the end of the period		(304)
Level 2 | Foreign currency exchange contracts | Revaluation | Derivative liability
Changes in financial instruments
Balance at the beginning of the period	(107)
Revaluation	107	(107)
Balance at the end of the period		(107)
Level 3
Changes in financial instruments
Balance at the beginning of the period	6,729	11,387
Additions/Revaluation	22,069
Revaluation		922
Repayment		(5,580)
Repayment/Reclassification	(5,676)
Balance at the end of the period	23,122	6,729
Level 3 | Payable for business acquisition, at fair value
Changes in financial instruments
Balance at the beginning of the period	4,809	5,805
Additions/Revaluation	21,583
Revaluation		1,380
Repayment		(2,376)
Repayment/Reclassification	(5,327)
Balance at the end of the period	21,065	4,809
Level 3 | Payable for software acquisition, at fair value
Changes in financial instruments
Balance at the beginning of the period	1,920	5,582
Additions/Revaluation	486
Revaluation		(458)
Repayment		(3,204)
Repayment/Reclassification	(349)
Balance at the end of the period	$ 2,057	$ 1,920